Inventories - Schedule of Inventory Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 462	$ 458
Work-in-process	885	903
Purchased raw materials	424	408
Operating supplies	78	71
Total inventories	$ 1,849	$ 1,840